Financial risk management and financial instruments - Summary of Changes in Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 1,138
At December 31	1,215	€ 1,138
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	1,094	852	€ 2,228
Changes in fair value recorded in other comprehensive income/(loss)	60	242	(1,376)
At December 31	€ 1,154	€ 1,094	€ 852